BALANCE SHEETS	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 828,016
Prepaid expenses and other current assets	3,199
Total current assets	831,215
Deferred offering costs	224,153
Total assets	1,055,368
Current liabilities
Accounts payable and accrued expenses	369,177
Due to related parties	35,685
Deferred grant income	0
Total current liabilities	404,862
Long-term liabilities
Convertible promissory notes, net of debt issuance costs and debt discount	2,086,675
Accrued interest - convertible promissory notes	191,687
Derivative liability	1,751,000
Warrant liability	29,376
Total long-term liabilities	4,058,737
Total liabilities	4,463,600
Commitments and contingencies (Note 8)
Stockholders' equity (deficit)
Preferred stock - $0.0001 par value; 10,000,000 and 5,000,000 shares authorized at December 31, 2021 and 2020, respectively; -0- shares issued or outstanding at December 31, 2021
Common stock - $0.0001 par value, 290,000,000 shares authorized at December 31, 2021, and 20,000,000 shares authorized at December 31, 2020; 12,904,574 and 4,636,216 shares issued and outstanding at December 31, 2021 and 2020, respectively	464
Additional paid-in capital	65,949
Subscription receivable	(12,763)
Accumulated deficit	(3,461,882)
Total stockholders' equity	(3,408,232)
Total liabilities and stockholders' equity	$ 1,055,368